Filed with the Securities and Exchange Commission on February 9, 2017
1933 Act Registration File No. 333-158133
1940 Act File No. 811-22282

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 18	☒

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 19	☒

(Check appropriate box or boxes.)

Cook & Bynum Funds Trust
(Exact name of Registrant as Specified in Charter)

   2830 Cahaba Road, Birmingham, AL 35223
(Address of Principal Executive Office)(Zip Code)

205-994-2815
(Registrant’s Telephone Number, including Area Code)

Mr. J. Dowe Bynum
   2830 Cahaba Road, Birmingham, AL 35223
(Name and Address of Agent for Service)

With copies to:

David J. Baum, Esq.
Alston & Bird LLP
950 F Street, N.W.
Washington, DC 20004

Approximate Date of Proposed Public Offering: As soon as practicable following effective date.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

 ☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:
This Post-Effective Amendment (“PEA”) No. 18 to the Registration Statement of Cook & Bynum Funds Trust (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust‘s PEA No. 17 on Form N‑1A filed January 27, 2017.  This PEA No. 18 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 17 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of their Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, hereunto duly authorized in the City of Birmingham and State of Alabama on the 9th day of February, 2017.

COOK & BYNUM FUNDS TRUST

/s/Richard P. Cook*
By: Richard P. Cook
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

NAME	TITLE	DATE

/s/ Richard P. Cook*	President	February 9, 2017
Richard P. Cook

/s/ Christopher M. Remington	Treasurer	February 9, 2017
Christopher M. Remington

/s/ J. Dowe Bynum*	Secretary, Vice President & Trustee	February 9, 2017
J. Dowe Bynum

/s/ Charles H. Ogburn*	Trustee	February 9, 2017
Charles H. Ogburn

/s/ Bruce F. Rogers*	Trustee	February 9, 2017
Bruce F. Rogers

/s/ Donald P. Carson*	Trustee	February 9, 2017
Donald P. Carson

By:	/s/ David J. Baum
David J. Baum
Attorney-In-Fact
Date: February 9, 2017

 *David J. Baum signs this document on behalf of each of the foregoing persons pursuant to the Powers of Attorney.

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB